Expense Example	Prospectus #1 Delaware Ivy Asset Strategy Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Asset Strategy Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Asset Strategy Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Asset Strategy Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Asset Strategy Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Asset Strategy Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class Y Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Asset Strategy Fund Class Y Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class Y Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class Y Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Balanced Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Balanced Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Balanced Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Balanced Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Balanced Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Balanced Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Balanced Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Balanced Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Balanced Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Balanced Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Balanced Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Balanced Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Balanced Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Balanced Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Balanced Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Balanced Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Balanced Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Balanced Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Balanced Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Balanced Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Balanced Fund Class Y Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Balanced Fund Class Y Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Balanced Fund Class Y Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Balanced Fund Class Y Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Core Equity Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Core Equity Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Core Equity Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Core Equity Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Core Equity Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Core Equity Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Core Equity Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Core Equity Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Core Equity Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Core Equity Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Core Equity Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Core Equity Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Core Equity Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Core Equity Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Core Equity Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Core Equity Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Core Equity Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Core Equity Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Core Equity Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Core Equity Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Core Equity Fund Class Y Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Core Equity Fund Class Y Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Core Equity Fund Class Y Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Core Equity Fund Class Y Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class Y Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class Y Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class Y Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class Y Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Climate Solutions Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Climate Solutions Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Climate Solutions Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Climate Solutions Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Climate Solutions Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Climate Solutions Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Climate Solutions Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Climate Solutions Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Climate Solutions Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Climate Solutions Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Climate Solutions Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Climate Solutions Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Climate Solutions Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Climate Solutions Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Climate Solutions Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Climate Solutions Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Climate Solutions Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Climate Solutions Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Climate Solutions Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Climate Solutions Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Climate Solutions Fund Class Y Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Climate Solutions Fund Class Y Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Climate Solutions Fund Class Y Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Climate Solutions Fund Class Y Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Global Growth Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Global Growth Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Global Growth Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Global Growth Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Global Growth Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Global Growth Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Global Growth Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Global Growth Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Global Growth Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Global Growth Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Global Growth Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Global Growth Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Global Growth Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Global Growth Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Global Growth Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Global Growth Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Global Growth Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Global Growth Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Global Growth Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Global Growth Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Global Growth Fund Class Y Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Global Growth Fund Class Y Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Global Growth Fund Class Y Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Global Growth Fund Class Y Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy International Core Equity Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy International Core Equity Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy International Core Equity Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy International Core Equity Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy International Core Equity Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy International Core Equity Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy International Core Equity Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy International Core Equity Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy International Core Equity Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy International Core Equity Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy International Core Equity Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy International Core Equity Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy International Core Equity Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy International Core Equity Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy International Core Equity Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy International Core Equity Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy International Core Equity Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy International Core Equity Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy International Core Equity Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy International Core Equity Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy International Core Equity Fund Class Y Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy International Core Equity Fund Class Y Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy International Core Equity Fund Class Y Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy International Core Equity Fund Class Y Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class Y Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class Y Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class Y Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class Y Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class Y Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class Y Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class Y Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class Y Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class Y Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class Y Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class Y Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class Y Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Science and Technology Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Science and Technology Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Science and Technology Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Science and Technology Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Science and Technology Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Science and Technology Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Science and Technology Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Science and Technology Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Science and Technology Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Science and Technology Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Science and Technology Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Science and Technology Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Science and Technology Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Science and Technology Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Science and Technology Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Science and Technology Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Science and Technology Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Science and Technology Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Science and Technology Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Science and Technology Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Science and Technology Fund Class Y Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Science and Technology Fund Class Y Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Science and Technology Fund Class Y Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Science and Technology Fund Class Y Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class Y Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class Y Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class Y Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class Y Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class Y Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class Y Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class Y Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class Y Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Global Bond Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Global Bond Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Global Bond Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Global Bond Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Global Bond Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Global Bond Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Global Bond Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Global Bond Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Global Bond Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Global Bond Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Global Bond Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Global Bond Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Global Bond Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Global Bond Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Global Bond Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Global Bond Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Global Bond Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Global Bond Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Global Bond Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Global Bond Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Global Bond Fund Class Y Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Global Bond Fund Class Y Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Global Bond Fund Class Y Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Global Bond Fund Class Y Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy High Income Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy High Income Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy High Income Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy High Income Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy High Income Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy High Income Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy High Income Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy High Income Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy High Income Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy High Income Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy High Income Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy High Income Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy High Income Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy High Income Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy High Income Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy High Income Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy High Income Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy High Income Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy High Income Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy High Income Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy High Income Fund Class Y Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy High Income Fund Class Y Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy High Income Fund Class Y Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy High Income Fund Class Y Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Natural Resources Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Natural Resources Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Natural Resources Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Natural Resources Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Natural Resources Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Natural Resources Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Natural Resources Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Natural Resources Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Natural Resources Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Natural Resources Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Natural Resources Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Natural Resources Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Natural Resources Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Natural Resources Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Natural Resources Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Natural Resources Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Natural Resources Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Natural Resources Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Natural Resources Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Natural Resources Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Natural Resources Fund Class Y Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Natural Resources Fund Class Y Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Natural Resources Fund Class Y Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Natural Resources Fund Class Y Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Real Estate Securities Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Real Estate Securities Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Real Estate Securities Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Real Estate Securities Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Real Estate Securities Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Real Estate Securities Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Real Estate Securities Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Real Estate Securities Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Real Estate Securities Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Real Estate Securities Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Real Estate Securities Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Real Estate Securities Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Real Estate Securities Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Real Estate Securities Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Real Estate Securities Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Real Estate Securities Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Real Estate Securities Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Real Estate Securities Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Real Estate Securities Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Real Estate Securities Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Real Estate Securities Fund Class Y Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Real Estate Securities Fund Class Y Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Real Estate Securities Fund Class Y Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Real Estate Securities Fund Class Y Expense Example, with Redemption, 10 Years
USD ($)	677	893	1,126	1,795	284	569	980	2,127	83	259	450	1,002	80	249	433	966	133	415	718	1,579	108	337	585	1,294	677	897	1,134	1,815	284	574	988	2,146	83	263	459	1,023	74	243	427	960	133	419	727	1,600	108	341	594	1,315	670	874	1,095	1,728	277	550	948	2,062	76	239	416	929	68	221	387	868	126	396	685	1,510	101	317	551	1,224	676	982	1,310	2,236	283	662	1,168	2,559	82	354	647	1,482	66	307	567	1,310	132	509	911	2,035	107	432	780	1,762	694	984	1,295	2,174	302	664	1,152	2,499	101	356	631	1,415	84	316	566	1,283	152	511	895	1,971	126	434	764	1,697	681	923	1,184	1,928	288	603	1,043	2,267	87	293	516	1,157	77	276	493	1,116	137	449	783	1,727	112	371	650	1,446	673	929	1,205	1,990	280	607	1,061	2,318	79	298	535	1,214	66	268	487	1,117	129	454	801	1,781	104	376	669	1,502	661	863	1,081	1,710	267	538	934	2,043	65	226	402	909	57	199	353	802	116	384	671	1,491	91	305	537	1,204	675	925	1,195	1,962	282	603	1,050	2,291	81	293	523	1,184	69	256	459	1,044	131	449	790	1,752	106	372	657	1,472	679	933	1,206	1,985	286	611	1,062	2,314	85	301	536	1,209	75	276	495	1,125	135	457	802	1,776	110	380	670	1,496	686	922	1,177	1,903	294	600	1,032	2,233	93	290	504	1,120	86	268	466	1,037	144	446	771	1,691	118	368	638	1,409	685	943	1,220	2,010	292	621	1,076	2,338	91	312	551	1,236	79	293	526	1,193	142	468	817	1,801	116	390	684	1,522	684	938	1,211	1,989	291	616	1,067	2,318	90	306	541	1,214	78	275	489	1,106	140	462	807	1,780	115	385	675	1,501	543	768	1,011	1,707	273	565	982	2,147	72	254	452	1,024	58	219	395	902	122	411	721	1,600	97	333	587	1,316	536	720	920	1,496	266	516	891	1,943	64	204	356	797	55	190	338	767	115	361	627	1,385	90	283	492	1,095	692	940	1,207	1,967	300	618	1,062	2,296	99	309	536	1,190	96	300	520	1,155	150	465	803	1,757	124	387	670	1,477	690	972	1,275	2,132	298	652	1,132	2,457	97	343	609	1,369	82	318	573	1,303	148	499	874	1,928	122	421	742	1,652